Commitments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supply Commitment [Line Items]
Lease expenses	$ 40.5	$ 39.3	$ 36.3
Other current liabilities	665.0
Generic Biologic Compounds Collaboration
Supply Commitment [Line Items]
Other commitment	$ 50